Share Capital and Other Equity Instruments - Schedule of Changes in Number of RSU outstanding (Details) - Restricted Share Units - shares	12 Months Ended			48 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance - beginning of year	0	421	1,757
Granted				0
Forfeited	0	(5)	(5)
Released	0	(14)	(1,036)
Paid in cash	0	(402)	(295)
Balance - end of year	0	0	421	0